UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011
Rule 15Ga-1(c)(2) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)) for the quarterly reporting period ________________ to ________________
       Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to
________________


Date of Report (Date of earliest event reported): February 13, 2012


AUTOMOTIVE RENTALS, INC.1
(Exact name of securitizer as specified in its charter)
      None
      (Commission File Number of securitizer) 0001541665
       (Central Index Key Number of securitizer)

       Brian K. Horwith, Treasurer, (856) 778-1500
      (Name and telephone number, including area code, of the person to contact in connection with this filing)




Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) X2
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)



___________________________

1 Automotive Rentals, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto lease asset class, including asset-backed securities privately issued by (i) ARI Fleet Funding LLC, (ii) ARI Funding 1 LLC, (iii) ARI Funding 3 LLC, (iv) ARI Funding 4 LLC, (v) ARI Funding 5 LLC,
(vi) ARI Funding 6 LLC, (vii) ARI Funding 7 LLC, (viii) ARI Funding 8 LLC, (ix) ARI Funding 10 LLC, (x) ARI Funding 11 LLC, and (xi) ARI Receivables Funding LLC, as affiliated depositors.
2 The securitizer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things,
(i) identifying the asset-backed
securities transactions that fall within the scope of Rule 15Ga-1 for which it is a securitizer and that are not covered by a filing to be made by an affiliated securitizer (Covered Transactions), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (Repurchases) that is required to be reported on Form
ABS-15G (Reportable Information), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any


SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
AUTOMOTIVE RENTALS, INC.
 (Securitizer)


By:          /s/ Brian K. Horwith
                Name:    Brian K. Horwith
                Title:       Treasurer

Date: February 13, 2012





















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___________________________

Repurchase obligations of the party or parties making those representations or warranties based on the securitizers records (Demand Entities), and (iv) requesting all Reportable Information from Demand Entities that is within their respective possession and which has not been previously provided to the securitizer. However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because, among other things, some of the Demand Entities may not have agreed to provide
Reportable Information or may not
have provided complete information, and some Demand Entities may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense (or without imposing unreasonable burden or expense on the securitizer). In addition, while the securitizer requested Reportable Information from Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.